Fair Value - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on assets	$ 4,386	$ 5,765
Other Cost and Equity Method Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on assets	$ 0	$ 1,151